Basis of preparation	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation	Basis of preparation
Except for share data and per share amounts, the financial statements are presented in thousands of euros. Amounts are rounded up or down the nearest whole number for the calculation of certain financial data and other information contained in these accounts.
Accordingly, the total amounts presented in certain tables may not be the exact sum of the preceding figures.

Statement of compliance
The consolidated financial statements of the Group as of and for the years ended December 31, 2023, 2024 and 2025 have been prepared in accordance with both International Financial Reporting Standards (“IFRS”) as issued by the International Accounting
Standard Board (“IASB”) and IFRS as adopted by the European Union (“EU”) regulation n°1606/2002 of July 19, 2002. The term
“IFRS” refers collectively to International Accounting Standards (“IAS”) and IFRS as well as the interpretations issued by the
Standing Interpretations Committee (“SIC”) and the International Financial Reporting Interpretations Standards Committee (“IFRS
IC”), whose application is mandatory for the year ended December 31, 2025.
Preparation of the financial statements
The consolidated financial statements of the Group were prepared on a historical cost basis, with the exception of certain asset and liability categories and in accordance with the provisions set out in IFRS such as employee benefits measured using the projected unit credit method, the Heights notes (classified under "Convertible loan notes") measured at fair value and derivative financial instruments measured at fair value.
Going concern
The Group has incurred substantial operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. For the year ended December 31, 2025, the Group had a net loss of €336,102 thousand.
Since inception, the Group has financed its operations through the issuance of ordinary shares with gross aggregate proceeds of
€1,194.7 million, of which €130 million of gross proceeds were from offerings of its ordinary shares on Euronext Paris in February
2023, €223.3 million of gross proceeds were from its offering of ordinary shares in the form of American Depository Shares ("ADS")
on the Nasdaq Global Market as well as ordinary shares in Europe (including France) and countries outside of the United States in a private placement in October 2023, and €637.5 million of gross proceeds were from the offering of the Group's ordinary shares in the form of ADS on the Nasdaq Global Market in July 2025 ("the Offering"), bank borrowings and structured loans for €175.0 million, reimbursements of Research Tax Credits (Crédit d’Impôt Recherche (“CIR”)) in an aggregate amount of €41.2 million, subsidies received from Banque Publique d’Investissement (“Bpifrance”) (including €17.1 million of subsidies and €1.8 million of conditional advances) and royalty certificates in an amount of €2.9 million.
Based on the Group’s existing cash and cash equivalents and other short-term investments of €530.4 million as of December 31, 2025, the Group expects, as of the date of issuance of these financial statements, to be able to fund its forecasted cash flow requirements into the fourth quarter of 2027. This takes into account management's assumptions of continued R&D expenditure related to the continuation of the Phase 3 clinical trials of obefazimod in UC, progression of the Phase 2b clinical trials for CD and the initial stages of the scale up of the commercial organization as the Group prepares for a potential launch of obefazimod in UC.
Based on the above, these financial statements have been prepared on a going concern basis.
Impact of the Ukraine/Russia Hostilities on the Group
In February 2022, Russia invaded Ukraine. The conflict has already had major implications for the global economy and the rate of inflation, particularly in relation to the supply of energy, raw materials and food products. It has also caused intense volatility on the financial markets, something that is still ongoing at the reporting date and has pushed down stock market prices around the world.
Given these developments, the Group has decided not to include Russia and Belarus in its global Phase 3 program for obefazimod in
UC. However, the global scale of this conflict cannot be predicted at this stage. The Group, therefore, cannot rule out an adverse impact of this conflict on its business, including in terms of access to raw materials, logistics, the performance of clinical studies and in relation to any future financing the Group may seek.
The long-term safety and efficacy extension of the Phase 2b maintenance trial of obefazimod in moderately to severely active UC is the Group’s only clinical trial with patients currently enrolled in Ukraine.  The Phase 2b 12-month assessment was carried out in all the Ukrainian patients before the war broke out and these patients are therefore included in the one-year maintenance results that were reported on April 6, 2022. Ukrainian patients who completed the two-year Phase 2b maintenance trial have been transitioned to the long-term safety and efficacy trial that is still on-going. The Group also has a few Ukrainian sites active in the western part of Ukraine in the ABTECT Phase 3 clinical trials. None of these sites are located in the Crimea Region of Ukraine, the so-called Donetsk
People’s Republic, or the so-called Luhansk People’s Republic. We continue to monitor developments in the region, but any instability as a result of the war may have material adverse impacts on these clinical sites, which could negatively impact our Phase 3 clinical trials.
Together with its contract research organizations ("CROs"), the Group is making considerable efforts to ensure the follow-up of patients who are unable to come to the study centers. Monitoring takes place through a remote monitoring system that was established and used successfully during the COVID-19 pandemic.
New, revised or amended Standards and Interpretations
The Group applied the amendment to IAS 21 The Effects of Changes in Foreign Exchange Rates – Lack of Exchangeability that is effective as of December 31, 2025. The Group assessed the impacts resulting from the application of this issued accounting pronouncement and concluded that they are not material.
New standards, amendments and interpretations issued by IASB but not yet mandatory for financial years starting from January 1,
2025
The Group did not elect for early application of the following new standards, amendments and interpretations, which were issued but not mandatory as of December 31, 2025:
•Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures – Amendments to the
Classification and Measurement of Financial Instruments, whose application is for annual reporting periods beginning on or after January 1, 2026, as approved by the EU on May 27, 2025;
•Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures – Contracts Referencing
Nature-dependent Electricity, whose application is for annual reporting periods beginning on or after January 1, 2026, as approved by the EU on June 30, 2025;
•IFRS 18 Presentation and Disclosure in Financial Statements, whose application is for annual reporting periods beginning on or after January 1, 2027, as approved by the EU on February 16, 2026;
•IFRS 19 Subsidiaries without Public Accountability: Disclosures, whose application is for annual reporting periods beginning on or after January 1, 2027 (not yet approved by the UE), and
•Annual Improvements Volume 11, whose application is for annual reporting periods beginning on or after January 1,
2026, as approved by the EU on July 9, 2025.
These texts have not been early adopted. The application of the standards and interpretations issued respectively by the IASB and the
IFRS IC that are not yet effective as of December 31, 2025 is not expected to have a material impact on the Group’s consolidated financial statements. IFRS 18, issued in April 2024 and effective from January 1, 2027, will modify the presentation of the
Consolidated statements of income (loss) and the Consolidated statements of cash flows.